Notes Payable and Debt and Financing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Financing structure
The following table presents the Company's outstanding notes payable and debt at March 31, 2016 and December 31, 2015:

(U.S. dollars in thousands)	March 31, 2016		December 31, 2015
	Commitment/ Debt (1)	In Use/ Outstanding (2)	Commitment/ Debt (1)	In Use/ Outstanding (2)
Debt:
2.30% Senior Notes due 2018	$300,000	$298,183	$300,000	$298,015
5.75% Senior Notes due 2021	400,000	397,630	400,000	397,523
6.375% Senior Notes due 2024	350,000	349,057	350,000	349,029
4.45% Subordinated Notes due 2025	500,000	492,723	500,000	492,521
6.25% Senior Notes due 2027	325,000	323,257	325,000	323,218
Trust Preferred Securities, face amount $8m, due 2035	8,248	8,248	—	—
5.25% Senior Notes due 2043	300,000	296,328	300,000	296,294
5.5% Subordinated Notes due 2045	500,000	488,469	500,000	488,370
Total debt carrying value	$2,683,248	$2,653,895	$2,675,000	$2,644,970
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(1)
Excluded from the table are certain credit facilities under which the Company is permitted to utilize up to $1.4 billion at March 31, 2016 and December 31, 2015, respectively, for revolving loans to support general operating and financing needs. However, at March 31, 2016 and December 31, 2015, $526.5 million and $527.1 million, respectively, were utilized under these facilities to issue letters of credit, leaving $823.5 million and $822.9 million, respectively, available to support other operating and financing needs.

(2)    "In Use/Outstanding" data represent March 31, 2016 and December 31, 2015 accreted values.

The following table presents the Company's outstanding notes payable and debt as of December 31, 2015 and 2014:

(U.S. dollars in thousands)	2015		2014
	Commitment/ Debt (1)	In Use/ Outstanding (2)	Commitment/ Debt (1)	In Use/ Outstanding (2)
Debt:
2.30% Senior Notes due 2018	$300,000	$298,015	$300,000	$297,344
5.75% Senior Notes due 2021	400,000	397,523	400,000	397,092
6.375% Senior Notes due 2024	350,000	349,029	350,000	348,920
4.45% Subordinated Notes due 2025	500,000	492,521	—	—
6.25% Senior Notes due 2027	325,000	323,218	325,000	323,062
5.25% Senior Notes due 2043	300,000	296,294	300,000	296,162
5.5% Subordinated Notes due 2045	500,000	488,370	—	—
Total debt carrying value	$2,675,000	$2,644,970	$1,675,000	$1,662,580

_______________

(1)
Excluded from the table are certain credit facilities under which the Company is permitted to utilize up to $1.4 billion and $1.6 billion as of December 31, 2015 and December 31, 2014, respectively, for revolving loans to support general operating and financing needs. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, were utilized under these facilities to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available to support other operating and financing needs.

(2)    "In Use/Outstanding" data represent December 31, 2015 and December 31, 2014 accreted values.

Credit facilities
The Company’s letter of credit facilities and revolving credit facilities as of March 31, 2016 and December 31, 2015 were as follows:

Letter of Credit Summary: (U.S. dollars in thousands except percentages)	March 31, 2016 (1)	December 31, 2015 (1)
Available letter of credit facilities - commitments	$4,503,617	$4,463,041
Available letter of credit facilities - in use (2)	$2,548,085	$2,515,653
Collateralized by certain assets of the Company’s investment portfolio	51.3%	50.9%
____________

(1)	As of March 31, 2016 and December 31, 2015, there were fifteen available credit facilities

(2)
As of March 31, 2016 and December 31, 2015 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion. However, as of March 31, 2016 and December 31, 2015, $526.5 million and $527.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $823.5 million and $822.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.

The Company’s available credit facilities at December 31 were as follows:

(U.S. dollars in thousands)	2015 (1)	2014 (1)
Total available credit facilities – commitments (2)	$4,463,041	$3,575,000
Letters of credit – in use	$2,515,653	$1,790,561
Collateralized by certain assets of the Company’s investment portfolio	50.9%	66.2%

____________

(1)	As of December 31, 2015 and December 31, 2014, there were fifteen and eight available credit facilities, respectively.

(2)
As of December 31, 2015 and December 31, 2014 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion and $1.6 billion, respectively. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.